Property, plant and equipment - Schedule Of Plant Property Equipment (Paranthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long -lived assets	$ 2,112
Transfer Of Working Interest In CASO [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net gains (losses) on disposals of property, plant and equipment	11,784
Transfer of Mexicos Exploration Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net gains (losses) on disposals of property, plant and equipment	$ 5,126
Asset retirement obligations [member] | Wells and production faicilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 2,018